Vanguard® International Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Australia (1.7%)
	Computershare Ltd. (XASX)	994,898	26,782
	Northern Star Resources Ltd.	2,491,817	24,757
	Pro Medicus Ltd.	97,641	20,051
	CAR Group Ltd.	679,129	16,530
	Sonic Healthcare Ltd.	863,101	15,241
	Technology One Ltd.	541,855	14,174
[1]	Washington H Soul Pattinson & Co. Ltd.	448,694	11,657
	Steadfast Group Ltd.	1,987,002	7,562
	AUB Group Ltd.	209,816	4,558
	Brickworks Ltd.	157,253	3,300
			144,612
Belgium (0.8%)
	UCB SA	216,552	46,527
	Elia Group SA	90,175	10,404
	Sofina SA	27,637	8,463
	Lotus Bakeries NV	727	6,146
			71,540
Canada (17.1%)
	Royal Bank of Canada	2,539,961	325,909
	Brookfield Corp.	2,631,422	176,257
	Canadian National Railway Co.	993,158	92,736
	Waste Connections Inc.	463,882	86,623
	National Bank of Canada	702,392	73,063
	Alimentation Couche-Tard Inc.	1,396,034	72,542
	Dollarama Inc.	497,873	68,048
	Intact Financial Corp.	320,211	66,187
	Franco-Nevada Corp.	345,869	55,095
	Fortis Inc. (XTSE)	900,501	44,063
	Brookfield Asset Management Ltd. Class A (XTSE)	676,537	41,717
	Loblaw Cos. Ltd.	252,382	40,813
	Restaurant Brands International Inc.	588,178	39,911
	Metro Inc.	358,155	27,386
	Imperial Oil Ltd.	283,284	23,620
	Stantec Inc.	204,768	22,383
	TMX Group Ltd.	499,163	20,296
[2]	Hydro One Ltd.	570,523	20,176
	George Weston Ltd.	95,140	18,078
	FirstService Corp.	74,961	14,776
	Toromont Industries Ltd.	145,630	14,766
	CCL Industries Inc. Class B	261,845	14,636
	Open Text Corp.	469,875	13,829
	TFI International Inc.	141,044	12,266
	Finning International Inc.	241,757	10,535
	Empire Co. Ltd. Class A	242,409	9,654
	Saputo Inc.	435,760	9,139
	Parkland Corp.	247,639	6,990
	Stella-Jones Inc.	99,752	5,687
	Boyd Group Services Inc.	38,579	5,347
	Premium Brands Holdings Corp.	66,308	4,204
[1]	goeasy Ltd.	23,228	3,068
	Maple Leaf Foods Inc.	133,899	2,826
	Badger Infrastructure Solutions Ltd.	61,664	2,327
[2]	Jamieson Wellness Inc.	74,168	1,801
	Savaria Corp.	107,585	1,544
	StorageVault Canada Inc.	405,758	1,359
	Enghouse Systems Ltd.	77,847	1,289
	ADENTRA Inc.	39,297	834
			1,451,780

		Shares	Market Value ($000)
China (0.9%)
	Kweichow Moutai Co. Ltd. Class A	180,471	35,605
	Wuliangye Yibin Co. Ltd. Class A	557,405	9,376
[2]	CGN Power Co. Ltd. Class H	20,095,000	7,549
	NAURA Technology Group Co. Ltd. Class A	103,495	4,807
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,379,200	3,851
	China National Nuclear Power Co. Ltd. Class A	2,953,700	3,772
	Luzhou Laojiao Co. Ltd. Class A	210,396	3,590
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	86,500	2,393
	China Overseas Property Holdings Ltd.	2,010,000	1,380
	Jiangsu King's Luck Brewery JSC Ltd. Class A	179,300	979
	Yealink Network Technology Corp. Ltd. Class A	178,900	832
	JCHX Mining Management Co. Ltd. Class A	91,000	597
	Guangdong Hongda Holdings Group Co. Ltd. Class A	115,100	584
	Thunder Software Technology Co. Ltd. Class A	65,900	535
	Zhejiang Dingli Machinery Co. Ltd. Class A	73,300	502
	Weaver Network Technology Co. Ltd. Class A	36,400	343
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	222,200	281
	Southern Publishing & Media Co. Ltd. Class A	123,100	244
	Dian Diagnostics Group Co. Ltd. Class A	87,600	195
	Rianlon Corp. Class A	34,200	149
	China Testing & Certification International Group Co. Ltd. Class A	99,600	97
			77,661
Denmark (3.2%)
	Novo Nordisk A/S Class B	3,704,254	172,277
	DSV A/S	354,098	79,348
	Coloplast A/S Class B	222,588	20,330
			271,955
Finland (0.1%)
	Huhtamaki OYJ	170,815	5,879
	Revenio Group OYJ	39,562	1,185
			7,064
France (5.0%)
	Schneider Electric SE	971,805	251,497
	Sanofi SA	1,915,450	171,951
			423,448
Germany (5.9%)
	SAP SE	1,184,188	338,625
	Deutsche Boerse AG	338,198	97,870
	Symrise AG	238,311	21,602
	Nemetschek SE	101,781	15,165
	Brenntag SE	230,498	14,300
	Bechtle AG	147,277	6,392
	Atoss Software SE	14,248	1,911
	FUCHS SE	46,408	1,632
	Cewe Stiftung & Co. KGaA	9,122	1,045
	Adesso SE	5,986	553
			499,095
Hong Kong (2.1%)
	AIA Group Ltd.	19,208,560	179,104
India (5.2%)
	Reliance Industries Ltd.	12,393,634	195,726
	Infosys Ltd.	6,490,683	110,387
	Hindustan Unilever Ltd.	1,602,977	46,037
	ITC Ltd.	5,392,074	25,287
	Persistent Systems Ltd.	190,399	11,127
	Pidilite Industries Ltd.	273,682	8,949
	Mphasis Ltd.	204,955	6,471
	Sundaram Finance Ltd.	121,586	6,467
*	ITC Hotels Ltd.	2,205,405	5,781
	KEI Industries Ltd.	109,880	4,799
	Tata Elxsi Ltd.	62,587	4,336
	Berger Paints India Ltd.	522,186	3,356
	CRISIL Ltd.	36,740	2,220
	Honeywell Automation India Ltd.	3,949	1,742
*	ZF Commercial Vehicle Control Systems India Ltd.	11,224	1,685
	Grindwell Norton Ltd.	83,761	1,473

		Shares	Market Value ($000)
	Kirloskar Pneumatic Co. Ltd.	71,296	1,066
	Caplin Point Laboratories Ltd.	40,046	938
*	Balaji Amines Ltd.	20,445	411
	FIEM Industries Ltd.	18,493	404
			438,662
Indonesia (0.6%)
	Bank Central Asia Tbk PT	92,070,200	46,145
Ireland (0.3%)
	Kerry Group plc Class A	263,022	24,295
Italy (0.4%)
	Recordati Industria Chimica e Farmaceutica SpA	198,943	11,410
	Buzzi SpA	155,697	8,131
	Interpump Group SpA	148,290	6,084
	DiaSorin SpA	43,086	4,212
			29,837
Japan (27.9%)
	Mitsubishi UFJ Financial Group Inc.	21,670,900	298,685
	Sony Group Corp.	11,044,400	265,654
	Hitachi Ltd.	8,226,300	251,730
	Sumitomo Mitsui Financial Group Inc.	6,974,400	175,940
	Mitsubishi Corp.	7,222,100	142,444
	Tokio Marine Holdings Inc.	3,473,500	139,471
	Fujitsu Ltd.	3,087,400	67,256
	Seven & i Holdings Co. Ltd.	4,302,202	56,717
	Chugai Pharmaceutical Co. Ltd.	1,146,300	54,950
	Nippon Telegraph & Telephone Corp.	53,690,143	54,220
	Sompo Holdings Inc.	1,777,800	52,422
	Murata Manufacturing Co. Ltd.	3,278,800	48,802
	FUJIFILM Holdings Corp.	2,231,600	46,288
	Terumo Corp.	2,658,852	45,087
	TDK Corp.	3,491,400	42,535
	Kao Corp.	835,700	37,604
	Asahi Group Holdings Ltd.	2,732,929	34,670
	Pan Pacific International Holdings Corp.	957,864	32,047
	Nomura Research Institute Ltd.	793,000	31,379
	Sumitomo Realty & Development Co. Ltd.	854,400	31,211
	Nitto Denko Corp.	1,270,100	26,283
	Sekisui House Ltd.	1,189,600	24,954
	Shionogi & Co. Ltd.	1,452,400	24,290
	Obic Co. Ltd.	590,000	21,006
	Unicharm Corp.	2,310,685	15,983
	Capcom Co. Ltd.	602,800	15,345
	Nippon Sanso Holdings Corp.	380,800	13,478
	Chiba Bank Ltd.	1,275,500	11,889
	TIS Inc.	364,560	11,630
	Hulic Co. Ltd.	1,168,475	11,145
	Hikari Tsushin Inc.	41,000	11,023
	MEIJI Holdings Co. Ltd.	465,400	9,411
	Yakult Honsha Co. Ltd.	546,000	8,784
	SCSK Corp.	263,200	8,189
	Azbil Corp.	866,060	8,093
	MonotaRO Co. Ltd.	440,367	7,842
	Kyowa Kirin Co. Ltd.	442,900	7,560
	Kurita Water Industries Ltd.	191,700	7,390
	Kobe Bussan Co. Ltd.	270,000	7,190
	Oracle Corp. Japan	59,500	6,435
	Tokyo Tatemono Co. Ltd.	375,100	6,277
	Air Water Inc.	410,300	6,061
	Nomura Real Estate Holdings Inc.	981,600	5,440
	Open House Group Co. Ltd.	118,600	5,245
	Nisshin Seifun Group Inc.	437,600	5,073
	Rinnai Corp.	202,552	4,999
	Lion Corp.	506,634	4,936
	Alfresa Holdings Corp.	327,000	4,747
	EXEO Group Inc.	351,100	4,612
	Maruwa Co. Ltd.	15,000	4,521
	Kandenko Co. Ltd.	187,634	4,445

		Shares	Market Value ($000)
	GMO Payment Gateway Inc.	79,500	4,431
	Yamaguchi Financial Group Inc.	383,367	4,339
	Nichias Corp.	108,500	4,151
	Zenkoku Hosho Co. Ltd.	187,900	4,009
	Tokyo Century Corp.	343,800	3,935
	Goldwin Inc.	75,100	3,867
	Sundrug Co. Ltd.	123,824	3,670
	Nippon Gas Co. Ltd.	201,167	3,660
	Hisamitsu Pharmaceutical Co. Inc.	132,700	3,572
	Kobayashi Pharmaceutical Co. Ltd.	98,720	3,472
	Fuyo General Lease Co. Ltd.	128,300	3,466
	Kusuri no Aoki Holdings Co. Ltd.	126,900	3,378
	Japan Elevator Service Holdings Co. Ltd.	123,500	3,297
	Yaoko Co. Ltd.	48,600	3,145
	Welcia Holdings Co. Ltd.	179,801	3,017
	Nojima Corp.	124,900	2,855
	Organo Corp.	45,500	2,803
	SHO-BOND Holdings Co. Ltd.	83,984	2,682
	Morinaga & Co. Ltd.	153,900	2,457
	Mizuho Leasing Co. Ltd.	316,535	2,431
	Takeuchi Manufacturing Co. Ltd.	67,900	2,427
	TS Tech Co. Ltd.	193,300	2,321
	Rakus Co. Ltd.	146,100	2,241
	DTS Corp.	64,400	2,137
	Ship Healthcare Holdings Inc.	151,767	2,118
	Kissei Pharmaceutical Co. Ltd.	71,500	2,106
	Kato Sangyo Co. Ltd.	54,700	2,076
	Pilot Corp.	69,900	2,035
	Dentsu Soken Inc.	43,700	1,919
	TKC Corp.	56,300	1,691
	Fujimi Inc.	113,211	1,688
	Heiwa Real Estate Co. Ltd.	112,900	1,653
	Takara Standard Co. Ltd.	95,567	1,634
	Valor Holdings Co. Ltd.	87,012	1,537
	Raito Kogyo Co. Ltd.	74,200	1,533
	Yellow Hat Ltd.	140,100	1,483
	PALTAC Corp.	51,154	1,464
	Maruzen Showa Unyu Co. Ltd.	30,400	1,449
	Funai Soken Holdings Inc.	85,900	1,352
	Okinawa Cellular Telephone Co.	38,867	1,320
	SMS Co. Ltd.	131,760	1,319
	Sumitomo Densetsu Co. Ltd.	30,200	1,312
	Tokyo Steel Manufacturing Co. Ltd.	123,400	1,284
	Mani Inc.	152,400	1,283
	Yokogawa Bridge Holdings Corp.	71,300	1,264
	MCJ Co. Ltd.	132,100	1,228
	Future Corp.	76,947	1,203
	Nextage Co. Ltd.	92,762	1,151
	Hogy Medical Co. Ltd.	36,100	1,140
	Kohnan Shoji Co. Ltd.	42,700	1,103
	Zuken Inc.	28,000	1,077
	Komeri Co. Ltd.	51,567	1,062
	Create SD Holdings Co. Ltd.	46,300	1,056
	Elecom Co. Ltd.	80,032	1,035
	JCU Corp.	43,700	1,028
[1]	Nomura Micro Science Co. Ltd.	56,600	1,021
	Totech Corp.	52,300	983
	Tsurumi Manufacturing Co. Ltd.	37,567	975
	AZ-COM MARUWA Holdings Inc.	112,900	871
	Sekisui Jushi Corp.	58,000	830
	Shin-Etsu Polymer Co. Ltd.	68,534	809
	Kameda Seika Co. Ltd.	29,600	792
	Keihanshin Building Co. Ltd.	73,300	757
	Matsuda Sangyo Co. Ltd.	29,900	712
[1]	Osaka Organic Chemical Industry Ltd.	35,100	678
	Senshu Electric Co. Ltd.	23,100	652
	Mitsubishi Research Institute Inc.	20,800	651
	SBS Holdings Inc.	30,300	645
	Shizuoka Gas Co. Ltd.	81,700	614
	eGuarantee Inc.	61,200	606

		Shares	Market Value ($000)
	Nippon Parking Development Co. Ltd.	344,000	603
	Retail Partners Co. Ltd.	61,300	585
	Celsys Inc.	52,334	572
	S Foods Inc.	32,100	565
	G-Tekt Corp.	43,300	534
	RS Technologies Co. Ltd.	25,600	527
	Siix Corp.	63,700	519
	Insource Co. Ltd.	85,600	517
	Belluna Co. Ltd.	79,600	505
	JSB Co. Ltd.	19,400	502
	Aoyama Zaisan Networks Co. Ltd.	39,300	471
	Strike Co. Ltd.	17,200	446
[1]	Transaction Co. Ltd.	25,534	443
	Avant Group Corp.	42,234	423
	Digital Information Technologies Corp.	23,900	405
	Lacto Japan Co. Ltd.	15,200	402
	Intage Holdings Inc.	30,500	394
[1]	NJS Co. Ltd.	10,100	385
	FULLCAST Holdings Co. Ltd.	33,100	365
	Loadstar Capital KK	18,800	360
[1]	Value HR Co. Ltd.	31,700	352
	YAKUODO Holdings Co. Ltd.	19,067	291
	G-7 Holdings Inc.	33,300	289
	GSI Creos Corp.	20,400	286
	Densan System Holdings Co. Ltd.	15,867	274
	MarkLines Co. Ltd.	19,751	258
	Charm Care Corp. KK	29,400	258
	Elan Corp.	42,100	238
	Creek & River Co. Ltd.	20,300	201
	NTT Data Group Corp.	1,500	39
			2,369,359
Malaysia (0.0%)
	PPB Group Bhd.	1,263,400	2,789
Mexico (0.4%)
	America Movil SAB de CV Series B	33,766,256	30,482
Netherlands (0.8%)
	Wolters Kluwer NV	428,365	66,722
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,052,533	22,806
	EBOS Group Ltd.	350,645	8,449
	Summerset Group Holdings Ltd.	433,022	2,916
			34,171
Norway (0.1%)
	TOMRA Systems ASA	420,447	5,840
Philippines (0.1%)
	International Container Terminal Services Inc.	1,450,380	11,137
Saudi Arabia (0.0%)
	Mouwasat Medical Services Co.	167,370	3,384
South Korea (0.0%)
	Chong Kun Dang Pharmaceutical Corp.	13,156	799
[1]	Kyung Dong Navien Co. Ltd.	10,928	675
	JW Pharmaceutical Corp.	24,464	398
			1,872
Sweden (1.9%)
	Assa Abloy AB Class B	1,780,492	58,917
	Hexagon AB Class B	3,683,111	40,470
[2]	Evolution AB	338,626	30,124
	Lifco AB Class B	381,068	13,574
	AAK AB	326,182	8,391
	Wihlborgs Fastigheter AB	480,698	4,724
[2]	Bravida Holding AB	366,651	3,441
	Catena AB	73,896	3,338

		Shares	Market Value ($000)
	Svolder AB Class B	174,293	981
			163,960
Switzerland (15.7%)
	Novartis AG (Registered)	2,893,730	329,558
	Roche Holding AG	948,117	295,882
	Nestle SA (Registered)	3,347,641	292,507
	Sika AG (Registered)	288,223	68,015
	Givaudan SA (Registered)	14,257	59,599
	Partners Group Holding AG	39,322	52,860
	Sandoz Group AG	790,463	45,206
	Geberit AG (Registered)	57,902	44,359
	Chocoladefabriken Lindt & Spruengli AG	1,866	27,450
	Chocoladefabriken Lindt & Spruengli AG (Registered)	184	26,905
	Logitech International SA (Registered)	279,191	25,888
	PSP Swiss Property AG (Registered)	82,301	13,963
	Roche Holding AG (Bearer)	38,961	12,948
	Temenos AG (Registered)	112,069	10,024
	Siegfried Holding AG (Registered)	67,377	7,533
	Tecan Group AG (Registered)	23,104	4,574
	DKSH Holding AG	63,898	4,419
	Emmi AG (Registered)	3,793	3,453
	ALSO Holding AG (Registered)	10,150	3,066
			1,328,209
Taiwan (0.4%)
	Wistron Corp.	5,645,000	22,974
[1]	Lotes Co. Ltd.	163,000	7,622
	Sinbon Electronics Co. Ltd.	388,000	3,136
	Chief Telecom Inc.	60,000	875
	Universal Vision Biotechnology Co. Ltd.	83,000	555
			35,162
Turkiye (0.0%)
	Borusan Yatirim ve Pazarlama A/S	12,486	642
United Kingdom (8.4%)
	RELX plc	3,310,186	172,001
	BAE Systems plc	5,420,432	129,335
	London Stock Exchange Group plc	825,779	100,658
	Diageo plc	3,995,423	96,839
	Ashtead Group plc	772,953	51,642
	Halma plc	682,208	29,191
	Sage Group plc	1,764,864	28,338
	Bunzl plc	588,172	17,455
	Diploma plc	241,118	17,069
	DCC plc	177,510	11,118
	Spirax Group plc	132,447	11,068
	Spectris plc	178,209	9,358
	Croda International plc	250,595	8,625
	Hikma Pharmaceuticals plc	278,887	7,208
	Cranswick plc	97,178	6,806
	Drax Group plc	647,328	6,046
	Softcat plc	241,378	5,191
	Chemring Group plc	488,001	3,534
	Clarkson plc	47,611	2,168
	Hilton Food Group plc	147,358	1,652
	GB Group plc	422,899	1,303
			716,605
Total Common Stocks (Cost $7,148,309)			8,435,532
Preferred Stocks (0.1%)
	FUCHS SE Preference Shares	118,004	5,400
	Grupo De Inversiones Suramericana SA Preference Shares	197,910	1,785
	Grupo Argos SA Preferred Shares	143,167	400
Total Preferred Stocks (Cost $8,083)			7,585

		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 4.367% (Cost $13,447)	134,483	13,447
Total Investments (99.6%) (Cost $7,169,839)			8,456,564
Other Assets and Liabilities—Net (0.4%)			31,440
Net Assets (100%)			8,488,004
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,926.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $63,091, representing 0.7% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $6,279 was received for securities on loan, of which $6,275 is held in Vanguard Market Liquidity Fund and $4 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	5	1,594	25
MSCI EAFE Index	September 2025	241	31,491	(699)
MSCI Emerging Markets Index	September 2025	47	2,910	24
				(650)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	9/17/2025	GBP	2,918	USD	4,011	—	(155)
UBS AG	9/17/2025	INR	408,681	USD	4,751	—	(93)
Barclays Bank plc	9/17/2025	JPY	3,000,000	USD	21,036	—	(1,033)
State Street Bank & Trust Co.	9/17/2025	JPY	1,576,451	USD	10,959	—	(448)
JPMorgan Chase Bank, N.A.	9/17/2025	JPY	976,744	USD	6,786	—	(273)
UBS AG	9/17/2025	USD	92	AUD	141	2	—
UBS AG	9/17/2025	USD	17,516	CHF	14,216	—	(93)
Toronto-Dominion Bank	9/17/2025	USD	1,377	DKK	8,927	7	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	1,728	EUR	1,502	8	—
State Street Bank & Trust Co.	9/17/2025	USD	4,898	GBP	3,610	128	—
BNP Paribas	9/17/2025	USD	1,556	HKD	12,121	6	—
Toronto-Dominion Bank	9/17/2025	USD	24,991	JPY	3,578,805	1,128	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	20,174	JPY	2,892,668	887	—
						2,166	(2,095)
AUD—Australian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $847 in connection with open forward currency contracts.

A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,482,262	—	—	1,482,262
Common Stocks—Other	—	6,953,270	—	6,953,270
Preferred Stocks	2,185	5,400	—	7,585
Temporary Cash Investments	13,447	—	—	13,447
Total	1,497,894	6,958,670	—	8,456,564
Derivative Financial Instruments
Assets
Futures Contracts[1]	49	—	—	49
Forward Currency Contracts	—	2,166	—	2,166
Total	49	2,166	—	2,215
Liabilities
Futures Contracts[1]	(699)	—	—	(699)
Forward Currency Contracts	—	(2,095)	—	(2,095)
Total	(699)	(2,095)	—	(2,794)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.